Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies
Basis of presentation

a    Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

b    Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significant impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries and consolidated VIEs have been eliminated upon consolidation.

Reclassifications

c    Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation to facilitate comparison. Due to the increasing size of deposits from students, in the 2019 financial statements such amounts are no longer reported under “accrued expenses and other current liabilities”. They are now grouped with deferred revenues, to present in one place the total amount of “advances from students”.  The 2018 presentation has been reclassified to conform to the current year presentation. Accordingly, the balance of deferred revenue and deposits from students is RMB1,667,470 as of December 31, 2018 has been reclassified to conform to the current period financial statement presentation.

Use of estimates

d    Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, determination of standalone selling prices of performance obligations that have never been separately sold, estimate of prepaid credit breakage, assessment for the impairment of long-lived assets, the valuation allowance of deferred tax assets, determination of the fair value of ordinary shares and preferred shares prior to IPO, and the valuation and recognition of share-based compensation.

Functional currency and foreign currency translation

e    Functional currency and foreign currency translation

The Group uses Renminbi (‘‘RMB’’) as its reporting currency. The functional currency of the Company and its overseas subsidiaries incorporated in the Cayman Islands and Hong Kong is United States dollars (‘‘US$’’), and the functional currency of the Philippines entities is Peso (‘‘PHP’’). The functional currency of the PRC entities in the Group is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC has been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the reporting period. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive income in the consolidated statements of comprehensive loss.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in interest and other expense, net.

Convenience Translation

f    Convenience Translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss and statements of cash flows from RMB into US$ as of and for the year ended December 31, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.9618, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board on December 31, 2019. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2019, or at any other rate.

Fair value measurements

g    Fair value measurements

Financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
•

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, time deposits, short-term investment, short-term loan, other current assets, accrued expenses and tax payable. The carrying amounts of the short-term financial instruments approximate their fair value due to their relatively short maturity. The carrying amount of the short-term loan approximates its fair value due to the fact that the related interest rate approximates the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Cash and cash equivalents

h    Cash and cash equivalents

The Group considers all highly liquid investments, which are unrestricted as to withdrawal or use, with original maturities of three months or less as cash equivalents. As of December 31, 2018 and 2019, the Group had total balance of RMB35,375 and RMB18,715, respectively, held in accounts managed by WeChat Pay, Alipay, China Merchants Bank Aggregate Paying Platform and 99bill in connection with the collection of tuition fees online, which have been classified as cash and cash equivalents on the consolidated balance sheets.

Time deposits

i    Time deposits

Time deposits in the current assets represent demand deposits placed with banks with original maturities of more than three months but less than one year. For the time deposits in the non-current assets, the maturities are more than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive loss during the periods.

Short-term investments

j    Short-term investments

Short-term investments include investments in financial instruments with a variable interest rate indexed to Shanghai Interbank Offered Rate (or “SHIBOR”), the gold price published by the London Bullion Market Association, the exchange rate of euro against dollar, or performance of underlying assets and investments, all of which are with original maturities of less than 12 months.

Held-to-maturity security

k    Held-to-maturity security

A held-to-maturity investment is a non-derivative financial asset that has either fixed or determinable payments and a fixed maturity, and for which an entity has both the ability and the intention to hold to maturity. This type of investment is reported at amortized cost and the difference between the maturity value and the cost of the investments is amortized to the income statement and recognized as interest income over the life of the investments. The Group assesses whether an investment is impaired at the individual security level in each reporting period. A held-to-maturity investment is impaired if the fair value of the investment is less than its cost. If an investment is concluded to be impaired, the Group determines whether such impairment is other-than-temporary. Factors the Group consider to make such determination include the duration and severity of the impairment, the reason for the decline in value and the potential recovery period and the Group’s intent to sell. If any impairment is considered other-than-temporary, the Group will write down the asset to its fair value and record the corresponding charge as impairment loss in the statement of consolidated comprehensive loss.

In November 2016, the Company invested RMB6,884 (US$1,000) to purchase 6% equity of American International Schools, LLC(“AIS”), a limited liability company formed to launch and manage a public international school in Utah in partnership with private schools. According to the investment agreement, AIS will repay the Company the principal amount plus 10% interest over the life of the agreement, a total of US$1,100, prior to December 31, 2019. As of December 31, 2018, certain events occurred that negatively impacted the ability of AIS to repay the principal and accumulated interest. Accordingly, the Company concluded that this investment is impaired, and the impairment is considered other-than temporary. The Company recognized an other-than-temporary impairment loss of RMB7,364 (representing the principal amount and accumulated interest to date) in the year ended December 31, 2018, and the carrying amount of this investment was reduced to zero as of December 31, 2018

Long-lived assets

l    Long-lived assets

Property and equipment

Property and equipment are stated at cost less accumulated depreciation, amortization and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally from three years for computers and equipment and four years for vehicles and five years for furniture and fixtures. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the remaining lease term. Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.

Intangible assets

Intangible assets mainly comprise of software, copyrights and trademarks. Intangible assets are recorded at cost less accumulated amortization with no residual value. Amortization is computed using the straight-line method over the estimated useful lives of the intangible assets, generally ten years for trademarks and major accounting and ERP software, three years for other software, and three to ten years for copyrights.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities of 91waijiao.com when it was acquired by Dasheng Zhixing in January 2015.

Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis every December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. The Group first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. For those reporting units where it is determined that it is more likely than not that their fair values are less than the units’ carrying amounts, the fair value of a reporting unit is compared to its carrying value. If the carrying value of the net assets assigned to a reporting unit exceeds the fair value of a reporting unit, goodwill is deemed impaired and is written down to the extent of the difference.

The Group as a whole, including acquired 91waijiao.com, is determined to be two reporting units for goodwill impairment testing, the one-on-one offerings and the small class offerings. The Group assessed goodwill for impairment in accordance with ASC 2017-04, "Simplifying the Test for Goodwill impairment", which removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill.  Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. No goodwill impairment was recognizing of goodwill for the year ended 2018 and 2019.

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as significantly adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for any of the periods presented.

Revenue recognition

m    Revenue recognition

Revenues of the Group are generated from providing online English language education services, delivered using learning materials and textbook. Students purchase the services by subscribing to prepaid credit packages or prepaid membership packages directly from the Group or through authorized distribution agents. Tuition is generally paid in advance and is initially recorded as advances from students.

The Group allows refund of fees corresponding to any remaining undelivered services when customers withdraw contracts with the Group within a certain period after the purchase. Refunds are recorded as reductions of the advances from students and have no impact on recognized revenue.

Prepaid credit packages

Prepaid credit packages for one-on-one lessons typically contain 20 to 720 lesson credits with validity period from 3 months to 60 months. The students can book lessons within the validity period. Prepaid credit packages for small class lessons typically range from approximately one  week to one year. Each week, students will have three lessons in total, each lasting for 45 minutes or 50 minutes, two of which were taught by the foreign teacher and one by the Chinese teacher. The package subscription fees are paid in advance.

Certain prepaid credit packages contains a combination of credits for one-on-one lesson, group lessons and learning materials, or a combination of credits for small class lessons from foreign teachers and Chinese teachers.

Learning materials

Beginning in 2019, the Group provides the learning materials to the students. Learning materials typically contain two hundred online audio picture books to the K-12 students and the twenty-six recorded lessons to adult students. The students can download, read and watch the learning materials in the applications of the Group. The learning materials, included in the prepaid credit packages, are recognized as revenues when it is available for students to have an access. The price of learning materials based on their fair value, which is determined by the fair value of same type of learning materials on the same market.

Textbook

The student, who has purchased the prepaid credit packages, can exchange the physical textbook with 3 one-on-one lessons for the K-12 Philippine prepaid credit packages. The revenue is recognized when the textbook is delivered.

Prepaid membership packages

The Group previously sold prepaid membership packages , which ranged from 3 months to 36 months. Students were able to book one lesson per day within their membership period and the package subscription fees were paid in advance. The Group ceased the sale of such prepaid membership packages since 2017.

The Group offers free-trial lessons to students upon registration. Students are not obligated to subscribe any course packages with the Group to obtain the free-trial lessons. The Group records the cost incurred in providing the free-trial lessons as sales and marketing expenses when the lesson is booked and taken by the students.

Revenue recognition under ASC 606.

The Group adopted ASC 606 “Revenue from Contracts with Customers” on January 1, 2018, using the modified retrospective method. In according with ASC 606, revenues are recognized when control of the promised services is transferred to customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services.

The Group is responsible for course design, teacher sourcing and training, development and maintenance of online platform and system, and is the party primarily responsible for fulfilling the promise to provide the services to customers and it has full discretion in establishing the prices for the services provided to customers. Hence, the Group is the principal for providing the online English education services to customers. Therefore, the Group recognizes revenue on a gross basis.

Prepaid credit packages

Revenue from prepaid credit packages is recognized when the lesson credit is taken, and revenue from learning materials is recognized when learning materials are made available to students. Actual usage is tracked on a contract-by-contract basis. At each reporting date, the Group estimates losses, or forfeiture of prepaid credits. Based on the Group’s analysis of historical customer forfeitures of prepaid credits, the Group has concluded that no losses should be recognized for the year 2018 and 2019.

For prepaid credit packages that contain a combination of lessons, learning materials and textbooks, each lesson and  part of learning materials in each packages are a separate performance obligation, as customers can benefit from each lesson and the part of learning materials on its own, and the Group’s promise to deliver each lesson and the part of learning materials to the customer is separately identifiable from other promises in the contract. Package consideration is allocated to each performance obligation at contract inception based on standalone selling price of each performance obligation. For lessons that have never been sold on a standalone basis, the Group estimates their standalone selling price based on cost plus an expected margin.

Because the validity period of packages was up to 60 months and because of the practice of upfront cash collection,  payment by customers could occur significantly before performance. However, the timing of the transfer of related services is at the discretion of the customers. Therefore, the Group does not recognize any financing component in the determination of revenue from the sale of prepaid credit packages.

Prepaid membership packages

As a result of a change in business strategy, the Group no longer sells prepaid membership packages from 2017.

Revenue from the remaining life of previously sold prepaid membership packages was recognized on a straight-line basis over the remaining membership period. The Group elects not to adjust the effects of a significant financing component for prepaid membership package with duration of one year or less because the amount was not material.

Revenue Disaggregation

The following table presents the Group’s revenues disaggregated by timing of transfer of services:

	For the year ended,			For the year ended,
	December 31, 2018			December 31, 2019
	RMB	RMB	RMB	RMB	RMB	RMB
	One-on-one	Small class		One-on-one	Small class
	offerings	offerings	Total	offerings	offerings	Total
Revenues from prepaid credit packages	1,013,803	100,748	1,114,551	1,351,405	112,787	1,464,192
—credits for lessons	1,013,803	100,748	1,114,551	1,247,401	112,787	1,360,188
—credits for learning materials	—	—	—	101,248	—	101,248
—physical textbook	—	—	—	2,756	—	2,756
Revenues from prepaid membership packages	30,966	—	30,966	14,301	—	14,301
Total revenues	1,044,769	100,748	1,145,517	1,365,706	112,787	1,478,493

Contract balances

Contract cost

Incremental costs of obtaining a contract with a customer is recognized as an asset in “Prepaid expenses and other current assets” if the Group expects to recover those costs. Incremental costs of obtaining a contract mainly include sales commissions to sales personnel and distribution agents, as well as certain cash incentives for customers who provide referrals service for the group. Contract cost assets are amortized on the basis consistent with the pattern of the transfer of services to which the assets relate.

As of December 31, 2019, the balance of capitalized costs of obtaining contracts with customers was RMB168,571. For the year ended December 31, 2019, the Group recognized amortization of RMB142,772 as “Sales and marketing expenses” in its consolidated statement of comprehensive loss. No impairment of contract cost assets was recognized for the years ended December 31, 2018 and 2019.

Contract liability

Contract liability is related to the payments received by the Group in advance from customers representing the Group’s obligations to transfer services or learning gifts to customers. The Group generally receives contract payments in advance and it records as advances from students. Given that the Group permits refund of fees corresponding to remaining undelivered services when customers withdraw contracts with the Group within certain period after the purchase, contract liability does not include the amounts that may be refunded in the future if customers withdraw for any remaining undelivered lessons. Refund liability is estimated based on the historical refund data and the length of remaining period customers are eligible for refund for each contract at the end of each reporting period.

	As of
	January 1, 2018	December 31, 2018	December 31, 2019
	RMB	RMB	RMB

Contract liability	1,112,596	1,559,875	2,029,872
Future output VAT associated with contract liability	66,756	93,593	121,887
Refund liability	22,443	22,653	24,255
Deposits from students	2,428	8,670	10,577
Advances from students	1,204,223	1,684,791	2,186,591

The additions to the contract liability balance were primarily due to cash collections received in advance of gaining performance obligations, while the reductions to the contract liability balance were primarily due to the recognition of revenues upon fulfillment of performance obligations, as well as refund of fees corresponding to any remaining undelivered services when customers withdraw contracts with the Group within certain period after the purchase, all of which were in the ordinary course of business. RMB881,778 of revenues recognized in year ended December 31, 2019 was included in the contract liability balance as of January 1, 2019. No revenue was recognized in the year ended December 31, 2019 from performance obligations satisfied (or partially satisfied) in previous periods.

As of December 31, 2019, the aggregate amount of transaction price allocated to unsatisfied performance obligations is RMB2,029,872. When these revenues will be recognized is at the discretion of customers. The Group expects to recognize substantially all of this balance as revenue over the next 12 to 18 months, and the remainder thereafter.

Cost of revenues

n    Cost of revenues

Cost of revenues primarily includes service expenses involved in the delivery of paid courses and payment processing fees paid to payment channels for processing the payments from students, as these components are necessary to obtain the net revenues. These costs are expensed as incurred except for payment processing fees associated with advances from students, which are recognized in the period in which the related revenues are recognized. The indirect cost of server, bandwidth and printing of textbooks is expensed as incurred. The cost of license is computed using the straight-line method over the contract term of copyrights, generally five years for Highlights. The license of Highlights is used for the online audio picture books in the learning materials.

Product development expenses

o    Product development expenses

Product development expenses consist primarily of payroll-related expenses incurred for the innovation of course content, as well as the development and enhancement to the Group’s websites and platforms of applications. The Group expenses all costs incurred for the planning and post implementation phases of development and costs associated with repair or maintenance of the existing platform. Since the inception, the amount of costs qualifying for capitalization has been immaterial and, as a result, all development costs have been expensed as incurred.

Sales and marketing expenses

p    Sales and marketing expenses

Sales and marketing expenses consist primarily of marketing and promotional expenses, salaries and benefits   expenses related to the Group’s sales and marketing personnel and office rental, depreciation and other expenses related to the Group’s sales and marketing team. Starting from January 1, 2018, the Group capitalizes incremental cost to obtain contracts with customers, including sales commissions to sales personnel and distribution agents, as well as certain cash incentive for customer. Amortization of related contract cost assets is recognized as sales and marketing expenses. Advertising expenses consist primarily of costs for the promotion of corporate image and product marketing. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended December 31, 2017, 2018 and 2019, the advertising expenses were RMB209,241,  RMB285,005 and RMB281,076, respectively.

Operating leases

q    Operating leases

The Group has operating leases primarily for office space. The determination of whether an arrangement is a lease or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Operating lease liabilities are recognized based on the present value of the remaining lease payments, discounted using the discount rate for the lease at the commencement date. As the rate implicit in the lease is not readily determinable for the Group’s operating leases, the Group generally uses an incremental borrowing rate based on information available at the commencement date to determine the present value of future lease payments. Operating right of use assets are generally recognized based on the amount of the initial measurement of the lease liability. The Group’s leases have remaining lease terms of up to five years. Lease expense is recognized on a straight-line basis over the lease term. Operating leases are included in operating lease right of use assets, short-term lease liabilities and long-term liabilities on the Group’s consolidated balance sheets. The Group has no financial leases for any of the periods presented.

With the exception of initial adoption of the new lease standard, where the Group’s incremental borrowing rate used was the rate on the adoption date (January 1, 2019), operating lease right of use assets and operating lease liabilities are recognized based on the present value of lease payments over the lease term at the lease commencement date. To determine the incremental borrowing rate used to calculate the present value of future lease payments, the Group uses information including the Group credit rating, interest rates of similar debt instruments of entities with comparable credit ratings. The Group adopted the new accounting standard update on leases from January 1, 2019.

The Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

Rental expenses incurred were RMB31,786,  RMB35,060 and RMB42,468 for the years ended December 31, 2017, 2018 and 2019, respectively.

Share-based compensation

r    Share-based compensation

The Group accounts for share-based awards granted to employees in accordance with ASC 718 Stock Compensation and share-based awards to nonemployees in accordance with ASC 505. In accordance with the guidance, the Group determines whether a share-based award should be classified and accounted for as a liability award or equity award. For options granted to employees, the related share-based compensation expense is recognized in the financial statements based on their grant date fair values, which are calculated using the binomial option pricing model. The binomial option pricing model requires a number of complex assumptions. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. Share-based compensation expense is recorded net of estimated forfeitures, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

Before the completion of the IPO, stock options granted to employees vested upon satisfaction of a service condition, which was generally satisfied over three or four years. Additionally, employees could only exercise vested options upon the occurrence of an IPO. Options for which the service condition had been satisfied were forfeited should employment have terminated prior to the occurrence of the IPO, which substantially creates a performance condition. Because the IPO performance condition had not occurred and was outside the Company’s control, the satisfaction of the IPO performance condition would become probable upon occurrence. For options granted, and for which the service condition had been satisfied as of the date of the IPO, cumulative stock-based compensation expense for these options was recorded using the graded-vesting method upon the completion of the IPO. For the options and restricted share units granted after the completion of the IPO, the stock option and restricted share units can be exercised once the employee satisfies the service condition. Accordingly, the share-based compensation expense is recorded on a straight-line basis over the requisite service period. The corresponding impact is reflected in additional paid-in capital.

The forfeiture rate is the estimated annual rate at which unvested awards will be forfeited during the next year, which differs significantly by employee group. For directors and executive officers, the forfeiture rate is estimated to be zero because the possibility of their termination is remote. For employees, the forfeitures of stock options are estimated by historical actual forfeitures due to grantees’ termination prior to vesting, and the forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ from such estimates. Changes in the estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Share-based compensation expenses were allocated to operating expenses as follows:

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Sales and marketing expenses	(4,612)	(5,676)	(2,951)	(424)
Product development expenses	(9,039)	(7,396)	(3,472)	(499)
General and administrative expenses	(21,418)	(14,814)	(10,309)	(1,481)

Employee benefits

s    Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiary and consolidated VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefit expenses, which were expensed as incurred, were approximately RMB62,628,  RMB54,732 and RMB68,088 for the years ended December 31, 2017, 2018, and 2019, respectively.

Philippine Contribution Plan and Employee Benefit Plan

The Company’s subsidiary and VIE in the Philippines participate in government mandated, multiemployer, defined contribution plans, including Social Security System (''SSS Benefits''), Home Development Mutual Fund (''Pag-IBIG Fund'') and Philippine Health Insurance Corporation (‘‘PhilHealth’’). Pursuance to these plans certain retirement, medical and housing benefits are provided to full-time employees. Obligations for contributions to these defined contribution plans are recognized as expenses in the consolidated statements of comprehensive loss as incurred. The total amounts for such employee benefits were RMB3,351,  RMB3,107 and RMB3,281 for the years ended December 31, 2017, 2018 and 2019, respectively.

In addition, the Company’s subsidiaries and VIE in the Philippines also participate in a defined benefits plan, which was unfunded as of December 31, 2019. The liability recognized in the consolidated balance sheets in respect of defined benefit plan is the present value of the defined benefit obligation at the end of the reporting period. Changes in the present value of the defined benefit obligation are included in operating expenses in the consolidated statements of comprehensive loss. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The total liabilities for such employee benefits were RMB853 and RMB1,595 as of December 31, 2018 and 2019, respectively.

Taxation

t    Taxation

Income taxes

Current income taxes are provided on the basis of income/ (loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statement of comprehensive loss. The Group did not have any significant unrecognized benefits relating to uncertain tax positions as of and for the years ended December 31, 2017, 2018 and 2019.

Related parties

u    Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Loss per share

v    Loss per share

Loss per share is computed in accordance with ASC 260, Earnings per Share. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s preferred shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. For the periods presented before the IPO occurrence, the computation of basic loss per share using the two-class method is not applicable as the Group is in a net loss position and net loss is not allocated to other participating securities because in accordance with their contractual terms they are not obligated to share in the losses. Upon the IPO occurrence, all of the preferred shares automatically were converted into ordinary shares which are used in the computation of loss per share.

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Options and unvested restricted share units are not considered outstanding in computation of basic earnings per share. Diluted net loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include options to purchase ordinary shares and unvested restricted share units, unless they were anti-dilutive. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share.

Comprehensive income/(loss)

w    Comprehensive income / (loss)

Comprehensive income/ (loss) is defined to include all changes in equity/ (deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other comprehensive income, as presented on the accompanying consolidated statements of comprehensive loss, consists of accumulated foreign currency translation adjustments.

Treasury stock

x    Treasury stock

On September 9, 2019, the board of directors authorized a share repurchase program, pursuant to which the Company was authorized to repurchase its Class A ordinary shares, in the form of ADSs, with an aggregate value of up to US$2.0 million during a six-month period between October 1, 2019 and March 31, 2020. As of December 31, 2019, the Company had repurchased an aggregate of 120,448 ADSs for US$852.4 thousand on the open market under this program, at an average price of US$7.08 per ADS.

The repurchased shares were accounted for under the cost method and presented as "treasury stock" in equity on the Group's consolidated balance sheets.

Segment reporting

y    Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s CODM in deciding how to allocate resources and assess performance.

The Group’s internal organizational structure as well as information about geographical areas and business segments is more fully described in Note 18.

Statutory reserves

z    Statutory reserves

In accordance with China’s Company Laws, the Company’s consolidated VIEs in PRC must make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (''PRC GAAP'')) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiary that is a foreign investment enterprise in China have to make appropriations from its after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

Recently issued accounting pronouncements

aa    Recently issued accounting pronouncements

In December 2019, the FASB issued a new accounting standard update to simplify the accounting for income taxes. The new guidance removes certain exceptions for recognizing deferred taxes for investments, performing intraperiod allocation and calculating income taxes in interim periods. It also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. This guidance will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. The Group is currently evaluating the impact of the new guidance on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Group does not expect the adoption to have a material impact on its consolidated financial statements.

ab    Recently adopted accounting pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) a new accounting standard update on leases. The new guidance requires lessees to recognize right of use assets and lease liabilities for operating leases, initially measured at the present value of the lease payments, on the consolidated balance sheets. In addition, it requires lessees to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. The FASB has subsequently issued additional updates that allow entities to apply certain practical expedients upon transition to this new guidance. The Group adopted this guidance as of January 1, 2019 using the modified retrospective approach. Prior period financial statements were not recast under the new guidance. The adoption of the new lease standard resulted in recognition of a right-of-use asset of approximately RMB55,849 and a lease liability of approximately RMB54,195 on the Company’s consolidated balance sheet as of January 1, 2019. There is no finance lease existed within the Group. The adoption of the standard on January 1, 2019 did not have a material impact on the Group’s consolidated statements of income, stockholders’ equity and cash flows.

In January 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment”. The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group early adopted this guidance on January 1, 2018, and the adoption does not have a material impact on its consolidated financial statements.